Note 8 - Convertible Notes Payable (Tables)	9 Months Ended
Sep. 30, 2012
Schedule of Short-term Debt [Table Text Block]	The following table reflects the carrying values of our short-term notes payable as of September 30, 2012:
Current notes payable
	Total loan	Loan conversion to common stocks	Debt Discount	Net notes payable

Asher Graystone note 1	$(32,500.00)	$21,859.43	$(10,640.57)	$-
Asher Graystone note 2	(32,500)	22,138	(10,362)	-
Asher Graystone note 3	(42,500)	32,518	(9,982)	-
Asher Graystone note 4	(47,500)		20,771	(26,729)
Asher Graystone note 5	(32,500)		14,211	(18,289)
Asher Graystone note 6	(32,500)		26,000	(6,500)
Asher Graystone note 7	(32,500)		28,496	(4,004)
				-
Total convertible notes payable	$(252,500)	$76,515	$58,493	$(117,492)
Notes from related parties				(281,372)
Loans from shareholders				(115,373)
Other loan				(5,805)
Total short-term notes payable				$(520,042)

Schedule of Maturities of Long-term Debt [Table Text Block]
The following table summarizes the Future maturities of Loans Payable as of September 30, 2012 are as follows:
Principal
12/31/2012	$402,550
12/31/2013	117,492
12/31/2014	-
12/31/2015	-
12/31/2016	-
Thereafter	-
Total	$520,042